Current liabilities	12 Months Ended
Dec. 31, 2017
Current Liabilities.
Current Liabilities

14. Current Liabilities

	December 31,	December 31,
	2017	2016
	(€ in thousands)
Borrowings	1,960	—
Trade payables	546	328
Social securities and other taxes	1,019	312
Pension premiums	—	13
Deferred income	347	—
Accrued expenses and other liabilities	4,622	6,057
	8,494	6,710

At December 31, 2017, current liabilities included deferred income resulting from installments received of the € 6 million grant (ProQR: € 4.6 million) from the European Commission (EC) under the Horizon 2020 program to finance the clinical development of eluforsen.